SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	[1]	$ 3,056	$ 6,606
Portion of Long term debt reclassified			34
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 2,047	4,229
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate		2.60%
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate		4.45%
Short term credit from others [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 582	1,534
Annual interest rate		4.15%
Long-term debt from banks in NIS bears interest of Prime rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	[1]	$ 427	$ 843
Annual interest rate	[1]	2.75%

[1]	The amounts of $ 34 have been classified from long term debt as of December 31, 2018.